Inventories	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Inventories

15.	Inventories

	12.31.2024	12.31.2023
Crude oil	2,645	3,375
Oil products	2,161	2,196
Intermediate products	424	635
Natural gas and Liquefied Natural Gas (LNG)	101	78
Biofuels	22	13
Fertilizers	1	1
Total products	5,354	6,298
Materials, supplies and others	1,356	1,383
Total	6,710	7,681

Crude oil can be traded or used for production of oil products.

Oil products mainly include diesel, gasoline, jetfuel and naphta, and are generally traded.

Intermediate products are those product streams that have been through at least one of the refining processes, but still need further treatment, processing or converting to be available for sale.

Natural gas is initially processed, and its derivatives are subsequently traded or transferred to thermoelectric power plants and refineries, while LNG can be traded or converted to natural gas.

Biofuels mainly include ethanol and biodiesel inventories.

Materials, supplies and others mainly comprise production supplies and operating materials used in the operations of the Company, stated at the average purchase cost, not exceeding replacement cost.

In 2024, the Company recognized a US$ 42 reversal of cost of sales, adjusting inventories to net realizable value (a US$ 7 reversal of cost of sales in 2023), primarily due to changes in international prices of crude oil and oil products.

At December 31, 2024, the Company had pledged crude oil and oil products volumes as collateral for the Term of Financial Commitment (TFC) related to Pension Plans PPSP-R, PPSP-R Pre-70 and PPSP-NR Pre-70 signed by Petrobras and Fundação Petrobras de Seguridade Social – Petros Foundation in 2008, in the estimated amount of US$ 761 (US$ 986 at December 31, 2023).

Accounting policy for inventories

Inventories are determined by the weighted average cost method adjusted to the net realizable value when it is lower than their carrying amount.

Net realizable value is the estimated selling price of inventory in the ordinary course of business, less estimated cost of completion and estimated expenses to complete its sale, considering the purpose for which the inventories are held. Inventories with identifiable sales contracts have a net realizable value based on the contracted price, as, for example, in offshore operations (without physical tanking, with loading onto the ship and direct unloading at the customer) or auctions. Other items in inventory have a net realizable value based on general selling prices, considering the most reliable evidence available at the time of the estimate.

The net realizable value of inventories is determined by grouping similar items with the same characteristic or purpose. Changes in sales prices after the reporting date of the financial statements are considered in the calculation of the net realizable value if they confirm the conditions existing on that reporting date.